UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7529
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Asian Small Companies Portfolio                                                                                                  as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
China — 5.9%
Cosmetics & Toiletries — 1.9%
Beauty China Holdings Ltd.	12,255,000	$4,662,793
		$4,662,793
Printing and Packaging — 1.3%
Vision Grande Group Holdings Ltd.	5,338,000	3,235,277
		$3,235,277
Retail - Apparel — 2.7%
Ports Design Ltd.	6,576,000	6,810,595
		$6,810,595
Total China (identified cost $10,976,480)		$14,708,665
Hong Kong — 6.1%
Engineering — 0.8%
Hong Kong Aircraft Engineering Co. Ltd.	232,000	1,837,175
		$1,837,175
Household Furnishing & Appliances — 0.8%
Chitaly Holdings Ltd.	5,134,000	2,081,487
		$2,081,487
Real Estate Operating/Development — 0.8%
Far East Consortium	5,521,000	1,964,867
		$1,964,867
Retail - Apparel — 0.9%
Esprit Holdings Ltd.	319,000	2,245,026
		$2,245,026
Retail - Restaurants — 1.8%
Fairwood Holdings Ltd.	7,280,000	4,459,231
		$4,459,231
Timepiece Retailer & Manufacturer — 1.0%
Peace Mark Holdings Ltd.	9,140,000	2,534,076
		$2,534,076
Total Hong Kong (identified cost $13,577,098)		$15,121,862
India — 9.5%
Applications Software — 0.7%
Financial Technologies (India) Ltd.	66,917	1,788,520
		$1,788,520

Auto and Parts — 0.9%
Motor Industries Co. Ltd.	38,300	$2,169,624
		$2,169,624
Chemicals — 1.9%
United Phosphorus	1,005,180	4,797,052
		$4,797,052
Diversified Operations — 1.7%
Sintex Industries Ltd.	1,200,430	4,074,109
		$4,074,109
Drugs — 0.6%
Ind-Swift Laboratories Ltd. (1)(2)	168,000	550,301
Ind-Swift Laboratories Ltd.	275,000	925,751
		$1,476,052
Electric Products - Miscellaneous — 1.7%
Siemens India Ltd.	60,500	4,257,394
		$4,257,394
Engineering and Construction — 1.0%
ABB Ltd.	61,000	2,572,154
		$2,572,154
Printing — 1.0%
Micro Inks Ltd.	165,317	2,326,724
		$2,326,724
Total India (identified cost $15,658,241)		$23,461,629
Indonesia — 1.4%
Packaging — 0.3%
PT Dynaplast Tbk	6,565,000	752,717
		$752,717
Telecommunication Services — 1.1%
PT Telekomunikasi Tbk	4,776,000	2,623,668
		$2,623,668
Total Indonesia (identified cost $3,221,195)		$3,376,385
Malaysia — 6.4%
Electronic Components - Miscellaneous — 2.1%
Uchi Technologies BHD	6,338,700	5,201,157
		$5,201,157
Health and Personal Care — 2.6%
Pantai Holdings BHD	12,779,800	6,460,936
		$6,460,936

Telecommunication Services — 1.7%
Digi.Com Berhad (3)	2,059,500	$4,115,729
		$4,115,729
Total Malaysia (identified cost $13,130,017)		$15,777,822
Republic of Korea — 18.7%
Auto and Parts — 0.9%
Pyung Hwa Industrial Co., Ltd.	245,670	2,199,278
		$2,199,278
Drugs — 3.1%
Hanmi Pharm Co. Ltd.	55,370	7,612,849
		$7,612,849
Engineering and Construction — 2.4%
Hyundai Engineering & Construction Co. (3)	151,890	5,972,915
		$5,972,915
Food - Retail — 2.2%
Binggrae Co. Ltd.	138,990	5,542,510
		$5,542,510
Musical Instruments — 1.6%
Samick Musical Instruments Co., Ltd. (3)	1,792,170	3,956,390
		$3,956,390
Office Furniture — 2.4%
Fursys, Inc.	256,090	5,922,159
		$5,922,159
Packaging — 2.2%
Youlchon Chemical Co. Ltd.	448,250	5,399,819
		$5,399,819
Security Systems Services — 1.1%
S1 Corp.	65,300	2,703,698
		$2,703,698
Travel Services — 2.2%
Hana Tour Service, Inc.	155,205	5,393,613
		$5,393,613
Waste Disposal — 0.6%
Insun ENT Co. Ltd.	124,935	1,639,520
		$1,639,520
Total Republic of Korea (identified cost $32,997,443)		$46,342,751

Singapore — 18.9%
Education — 3.2%
Raffles Education Corp. Ltd.	9,483,000	$7,969,725
		$7,969,725
Electronic Components - Miscellaneous — 1.2%
Jurong Technologies Industrial Corp. Ltd.	2,574,000	3,069,605
		$3,069,605
Food - Retail — 1.6%
Dairy Farm International Holdings Ltd.	1,137,800	3,982,300
		$3,982,300
Hotels and Motels — 1.2%
Raffles Holdings Ltd.	7,871,000	3,065,007
		$3,065,007
Medical Products — 2.3%
LMA International NV (3)	12,535,000	5,699,978
		$5,699,978
Real Estate Operating/Development — 2.2%
Hersing Corp. Ltd.	2,946,000	261,356
Keppel Land Ltd.	2,269,000	5,094,970
		$5,356,326
Retail - Electronics — 0.6%
Pertama Holdings Ltd.	7,217,000	1,472,596
		$1,472,596
Serviced Residence Operator — 2.3%
Ascott Group Ltd.	14,075,000	5,649,080
		$5,649,080
Transport - Marine — 2.3%
Ezra Holdings Ltd.	7,022,800	5,720,022
		$5,720,022
Transport - Services — 2.0%
SMRT Corp. Ltd.	7,723,000	4,927,692
		$4,927,692
Total Singapore (identified cost $34,543,365)		$46,912,331
Taiwan — 19.7%
Business Services - Miscellaneous — 1.9%
Test-Rite International Co.	6,984,266	4,584,561
		$4,584,561

Chemicals — 1.4%
Taiwan Fertilizer Co. Ltd.	3,359,000	$3,478,292
		$3,478,292
Electronic Components - Miscellaneous — 3.9%
Asia Optical Co., Inc.	714,000	4,361,346
Career Technology Co. Ltd.	1,776,823	1,766,908
Silitech Technology Corp.	914,400	3,523,366
		$9,651,620
Health and Personal Care — 3.4%
Johnson Health Tech Co. Ltd.	2,158,000	8,531,426
		$8,531,426
Hotels and Motels — 2.0%
Formosa International Hotels Corp.	3,100,000	5,031,581
		$5,031,581
Machinery — 3.5%
Awea Mechantronic Co. Ltd.	2,919,400	4,268,192
Chung-Hsin Electric & Machinery MFG. Corp.	7,266,000	4,433,843
		$8,702,035
Security Systems Services — 1.8%
Taiwan-Sogo Shinkong Security Corp.	6,711,000	4,320,744
		$4,320,744
Semiconductor Components — 1.8%
Motech Industries, Inc.	401,000	4,512,527
		$4,512,527
Total Taiwan (identified cost $43,012,700)		$48,812,786
Thailand — 9.0%
Broadcasting — 0.3%
Workpoint Entertainment Public Co., Ltd.	1,900,600	806,413
		$806,413
Health and Personal Care — 0.6%
Bumrungrad Hospital Public Co., Ltd.	2,187,300	1,431,558
		$1,431,558
Hotels and Motels — 2.0%
Minor International PLC	34,601,054	4,865,708
		$4,865,708
Oil Companies-Integrated — 1.1%
PTT PCL	523,900	2,743,663
		$2,743,663

Real Estate Operating/Development — 1.6%
Central Pattana PCL	14,003,900	$4,074,356
		$4,074,356
REITS — 1.6%
CPN Retail Growth Property (3)	15,502,400	4,021,716
		$4,021,716
Telecommunication Services — 1.4%
Total Access Communication PCL (3)	1,149,000	3,584,880
		$3,584,880
Waste Disposal — 0.4%
Professional Waste Technology 1999 PCL	38,868,100	904,676
		$904,676
Total Thailand (identified cost $19,329,207)		$22,432,970
Total Common Stocks (identified cost $186,445,746)		$236,947,201
Total Investments — 95.6% (identified cost $186,445,746)		$236,947,201
Other Assets, Less Liabilities — 4.4%		$10,819,699
Net Assets — 100.0%		$247,766,900

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security restricted from sale until December 2, 2005.
(3)	Non-income producing security.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
Taiwan	20.6%	$48,812,786
Singapore	19.8	46,912,331
Republic of Korea	19.5	46,342,751
India	9.9	23,461,629
Thailand	9.5	22,432,970
Malaysia	6.7	15,777,822
Hong Kong	6.4	15,121,862
China	6.2	14,708,665
Indonesia	1.4	3,376,385
	100.0%	$236,947,201

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$186,445,746
Gross unrealized appreciation	$56,974,767
Gross unrealized depreciation	(6,473,312)
Net unrealized appreciation	$50,501,455

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	January 19, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	January 19, 2006